SEGMENTAL INFORMATION - Profit (Loss) and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Cost of sales	$ 5,022	$ 3,726	$ 3,541
Gross profit	4,871	2,067	1,027
Amortisation	1,287	752	658
Operating segments
Disclosure of operating segments [line items]
Cost of sales	5,454	4,106	3,913
Gross profit	5,479	2,430	1,324
Amortisation	1,394	844	757
Africa | Operating segments
Disclosure of operating segments [line items]
Cost of sales	3,466	2,304	2,111
Gross profit	3,696	1,459	961
Amortisation	1,006	455	419
Africa | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Cost of sales	432	380	372
Gross profit	608	363	297
Amortisation	107	92	99
Africa | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Cost of sales	424	351	387
Gross profit	280	213	135
Amortisation	113	79	129
Africa | Operating segments | Obuasi
Disclosure of operating segments [line items]
Cost of sales	458	360	313
Gross profit	485	171	127
Amortisation	87	75	61
Africa | Operating segments | Siguiri
Disclosure of operating segments [line items]
Cost of sales	591	518	473
Gross profit	400	136	31
Amortisation	64	51	39
Africa | Operating segments | Geita
Disclosure of operating segments [line items]
Cost of sales	773	612	566
Gross profit	960	540	370
Amortisation	256	138	91
Africa | Operating segments | Sukari
Disclosure of operating segments [line items]
Cost of sales	789	83	0
Gross profit	962	36	0
Amortisation	379	20	0
Africa | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	(1)	0	0
Gross profit	1	0	1
Australia | Operating segments
Disclosure of operating segments [line items]
Cost of sales	1,009	945	867
Gross profit	874	453	220
Amortisation	181	190	163
Australia | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Cost of sales	442	430	399
Gross profit	350	197	99
Amortisation	67	77	58
Australia | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Cost of sales	527	479	438
Gross profit	564	292	151
Amortisation	113	112	104
Australia | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	40	36	30
Gross profit	(40)	(36)	(30)
Amortisation	1	1	1
Americas | Operating segments
Disclosure of operating segments [line items]
Cost of sales	973	858	931
Gross profit	915	517	162
Amortisation	203	195	170
Americas | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Cost of sales	441	368	307
Gross profit	301	180	102
Amortisation	68	61	39
Americas | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Cost of sales	391	352	453
Gross profit	573	283	63
Amortisation	105	112	88
Americas | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Cost of sales	139	136	169
Gross profit	43	56	(2)
Amortisation	30	22	43
Americas | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	2	2	2
Gross profit	(2)	(2)	(1)
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	(6)	1	(4)
Gross profit	6	(1)	19
Amortisation	(4)	(4)	(5)
Equity-accounted joint ventures included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Cost of sales	432	380	372
Gross profit	608	363	297
Amortisation	$ 107	$ 92	$ 99